CANTOR FITZGERALD INTERNATIONAL EQUITY FUND
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 89.0%	Shares	Value
Australia- 1.9%
South32 Ltd.	741,200	$ 2,011,901

Canada- 5.1%
Canadian Imperial Bank of Commerce	27,360	3,146,400
Kinross Gold Corporation	93,250	2,202,565
		5,348,965
China- 2.3%
Contemporary Amperex Technology Company Ltd.	26,500	2,387,226

France- 6.7%
AXA SA	44,870	2,247,632
Cie de Saint-Gobain S.A.	20,215	1,832,510
Ipsen SA	15,265	2,940,839
		7,020,981
Germany- 7.5%
Allianz SE	5,334	2,523,965
GEA Group AG	36,740	2,521,912
Siemens Energy A.G.	14,655	2,792,884
		7,838,761
Hong Kong- 6.0%
Chow Tai Fook Jewellry Group Ltd.	1,158,800	1,617,175
Hansoh Pharmaceutical Group Company Ltd. 144A (a)(b)	656,000	2,486,064
New Oriental Education & Technology Group, Inc.	462,700	2,125,630
		6,228,869
Italy- 7.1%
Assicurazioni Generali SpA	51,330	2,501,620
Eni SpA	91,640	2,149,283
Intesa Sanpaolo SpA	405,800	2,788,215
		7,439,118
Japan- 12.8%
Kao Corporation	93,400	1,851,213
Mizuho Financial Group, Inc.	58,600	2,814,714
Obayashi Corp	116,200	2,348,420
Otsuka Corp.	93,700	1,604,311
Sony Group Corporation	84,400	1,698,607
Sumitomo Mitsui Financial Group, Inc.	75,400	2,955,846
		13,273,111

CANTOR FITZGERALD INTERNATIONAL EQUITY FUND
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

COMMON STOCKS - 89.0% (Continued)	Shares	Value
Luxembourg- 2.2%
Allegro.eu S.A. 144A (a)	222,990	$ 2,245,556

Malaysia- 1.8%
Tenaga Nasional Bhd	541,600	1,898,499

Singapore- 2.6%
DBS Group Holdings Ltd.	53,070	2,688,269

South Korea- 9.0%
Coway Company Ltd.	37,570	2,207,404
KB Financial Group, Inc.	25,270	2,618,946
SK Hynix, Inc.	2,600	4,595,508
		9,421,858

Spain- 5.8%
Banco Santander S.A.	218,970	3,038,220
CaixaBank S.A.	211,460	2,994,964
		6,033,184
Sweden- 2.5%
Swedish Orphan Biovitrum A.B. (a)	55,440	2,643,407

Switzerland- 2.2%
Novartis A.G.	14,350	2,243,324

Taiwan- 5.2%
Asia Vital Components Co., Ltd.	33,000	2,674,120
Hon Hai Precision Industry Co Ltd	344,000	2,749,891
		5,424,011
Thailand- 1.6%
CP All Plc.	1,212,100	1,713,812

United Kingdom- 6.7%
Coca-Cola Europacific Partners plc	23,140	2,315,620
Rolls-Royce Holdings plc	157,140	3,012,325
Sage Group plc (The)	148,370	1,609,680
		6,937,625

Total Common Stocks (Cost $79,161,040)		$ 92,798,477

CANTOR FITZGERALD INTERNATIONAL EQUITY FUND
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

DEPOSITARY RECEIPTS - 7.0%	Shares	Value
Energy - 1.9%
Oil & Gas Producers - 1.9%
BP PLC - ADR	52,780	$ 1,950,221

Technology - 5.1%
Semiconductors - 5.1%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	11,135	5,317,742

Total Depositary Receipts (Cost $5,003,139)		7,267,963

EXCHANGE-TRADED FUNDS - 1.5%	Shares	Value
Equity - 1.5%
Equity - 1.5%
iShares MSCI India ETF	32,360	1,598,260

Total Exchange-Traded Funds (Cost $1,684,733)		1,598,260

Total Investments at Value - 97.5% (Cost $85,848,912)		$ 101,664,700

MONEY MARKET FUNDS - 2.1%	Shares	Value
Fidelity Investments Money Market Funds - Class I, 3.54%(b) (Cost $2,136,284)	2,136,284	2,136,284

Total Investments and Money Market Funds at Value - 99.6% (Cost $87,985,196)		$ 103,800,984

Other Assets in Excess of Liabilities - 0.4%		397,274

Net Assets - 100.0%		$ 104,198,258

ADR – American Depositary Receipt
A.G. – Aktiengesellschaft
PLC – Public Limited Company
S.A. – Societe anonyme (a) Non-income producing security. (b) The rate shown is the 7-day effective yield as of June 30, 2026.